Public Offering (Details) - $ / shares	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of units	30,000,000	34,500,000
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of units	34,500,000	4,500,000
Class A Common Stock [Member]
Public Offering (Details) [Line Items]
Share issued price	$ 10	$ 10
Warrants purchase price	$ 11.5	$ 11.5